UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Echo Street Capital Management LLC

Address:    55 Fifth Avenue, 18th Floor
            New York, New York  10003

13F File Number:  028-11835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elias
Title:     Chief Compliance Officer
Phone:     (212) 647-8126


Signature, Place and Date of Signing:

/s/ David Elias               New York, New York             November 12, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $57,517
                                         (thousands)


List of Other Included Managers:   None

                           FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2        COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                            VALUE        SHRS OR SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP       (X$1000)      PRN AMT PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED NONE
ACE LTD                       SHS              H0023R105     2,491        46,602 SH           SOLE      NONE        46,602
ARCH CAP GROUP LTD            ORD              G0450A105     4,718        69,853 SH           SOLE      NONE        69,853
CHUBB CORP                    COM              171232101     2,731        54,167 SH           SOLE      NONE        54,167
ENDURANCE SPECIALTY HLDGS LT  SHS              G30397106     2,161        59,243 SH           SOLE      NONE        59,243
ENTERTAINMENT PPTYS TR        CONV PFD 9% SR E 29380T600     4,378       201,600 SH           SOLE      NONE       201,600
EQUITY LIFESTYLE PPTYS INC    COM              29472R108     7,074       165,327 SH           SOLE      NONE       165,327
FELCOR LODGING TR INC         PFD CV A $1.95   31430F200     5,052       413,100 SH           SOLE      NONE       413,100
FIDELITY NATIONAL FINANCIAL   CL A             31620R105     3,189       211,500 SH           SOLE      NONE       211,500
HOME DEPOT INC                COM              437076102     2,173        81,557 SH           SOLE      NONE        81,557
HOSPITALITY PPTYS TR          NOTE 3.800% 3/1  44106MAK8     4,275     4,500,000 PRN          SOLE      NONE     4,500,000
LENNAR CORP                   CL B             526057302       571        50,489 SH           SOLE      NONE        50,489
MACK CALI RLTY CORP           COM              554489104       203         6,289 SH           SOLE      NONE         6,289
NATIONWIDE HEALTH PPTYS INC   COM              638620104       444        14,313 SH           SOLE      NONE        14,313
NRDC ACQUISITION CORP         COM              62941R102     4,653       450,000 SH           SOLE      NONE       450,000
REDWOOD TR INC                COM              758075402     2,134       137,691 SH           SOLE      NONE       137,691
SIMON PPTY GROUP INC NEW      COM              828806109       304         4,381 SH           SOLE      NONE         4,381
STARWOOD HOTELS&RESORTS WRLD  COM              85590A401     2,258        68,360 SH           SOLE      NONE        68,360
SUNSTONE HOTEL INVS INC NEW   COM              867892101     2,830       398,582 SH           SOLE      NONE       398,582
TARGET CORP                   COM              87612E106     2,243        48,040 SH           SOLE      NONE        48,040
VENTAS INC                    COM              92276F100     1,250        32,467 SH           SOLE      NONE        32,467
WAL MART STORES INC           COM              931142103     2,385        48,594 SH           SOLE      NONE        48,594

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